11. Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2018
Repurchase Agreements
Securities sold under repurchase agreements
December 31,	2018	2017

Current balance	$30,521,565	$28,647,848
Average balance	30,554,953	28,949,820
Highest month-end balance	32,938,807	31,745,206

Book Value – Pledged investments (1)	40,186,557	38,797,609
Fair Value – Pledged investments (1)	39,366,831	38,450,653

(1) U.S. GSE securities, Agency MBS, ABS and OAS, and CDs were pledged as collateral for the periods presented.